PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other Current Assets [Line Items]
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 5,334	$ 6,398
Allowance of other current assets aging greater than one year		2,048
Hissage [Member]
Schedule of Other Current Assets [Line Items]
Allowance due to full impairment of equity investment		$ 1,078
Asia Smart [Member]
Schedule of Other Current Assets [Line Items]
Allowance of other current assets aging greater than one year	1,874
Allowance due to full impairment of equity investment	$ 2,500